Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2026
Right-of-use assets and lease liabilities
Rights of use of assets and lease liabilities

13. Right-of-use assets and lease liabilities

                Below is the composition of the Group´s right-of-use assets as of June 30, 2026 and 2025:

	06.30.2026	06.30.2025
Offices, shopping malls and other rental properties	15,485	9,961
Convention center	5,044	5,911
Total Right-of-use assets	20,529	15,872
Non-current	20,529	15,872
Total	20,529	15,872

Changes in the Group´s right-of-use assets during the fiscal years ended June 30, 2026 and 2025, were as follows:

	06.30.2026	06.30.2025
Beginning of the year	15,872	19,878
Additions	7,454	10,346
Disposals	-	(12,254)
Depreciation charges	(2,797)	(2,098)
Total	20,529	15,872

Depreciation charge for right-of-use assets is detailed below:

	06.30.2026	06.30.2025	06.30.2024
Offices, shopping malls and other rental properties	1,930	1,046	842
Convention center	867	1,052	1,104
Total depreciation of right-of-use assets (i)	2,797	2,098	1,946

(i)

As of June 30, 2026 and 2025, depreciation charges were recognized as follows: ARS 1,536 and ARS 1,307 in “Costs”, ARS 451 and ARS 115 in “General and administrative expenses” and ARS 810 and ARS 676 in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note 25).

Other charges to income related to right-of-use assets were as follows:

	June 30, 2026	June 30, 2025	June 30, 2024
Interest on lease liabilities	(665)	(912)	(1,955)
Results from short-term leases	(806)	(849)	(580)
Gain from lease modification	-	2,647	-

Below is the composition of the Group’s lease liabilities for the fiscal years ended June 30, 2026 and June 30, 2025:

	06.30.2026	06.30.2025
Offices, shopping malls and other rental properties	10,829	8,163
Convention center	2,613	3,084
Total lease liabilities	13,442	11,247
Non-current	8,076	4,364
Current	5,366	6,883
Total	13,442	11,247